INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income taxes are comprised as follows:

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Current	$1,213	$45
	$1,213	$45

	Six months ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Domestic	$54	$—
Foreign (non-Israeli jurisdictions)	1,159	45
	$1,213	$45

Net loss before income tax	(45,496)	(43,729)
Effective tax rate	(2.67)%	(0.10)%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the opening and closing amounts of total unrecognized tax benefits is as follows:

	June 30, 2022	December 31, 2021
	(Unaudited)	(Audited)
Opening balance	$856	$—
Tax positions reversed in current year	(162)	—
Tax positions taken in current year	848	856
Accrued interest	51	—
Ending balance	$1,593	$856